SIGNIFICANT ACCOUNTING POLICIES - Significant risks and uncertainties - Foreign currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant risks and uncertainties
Cash and cash equivalents	$ 68,728	$ 104,084
Currency Concentration Risk | Cash and cash equivalents | RMB
Significant risks and uncertainties
Cash and cash equivalents	$ 39,020	$ 42,068
Concentration risk, Percentage	56.00%	41.00%